UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-4471

 Value Line Aggressive Income Trust
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: January 31, 2005

Date of reporting period: July 31, 2005

Item I.  Reports to Stockholders.

                          ----------------------------
                               SEMI-ANNUAL REPORT
                          ----------------------------
                                 July 31, 2005
                          ----------------------------

                                   Value Line
                                   Aggressive
                                  Income Trust

                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                     Funds

Value Line Aggressive Income Trust

                                                    To Our Value Line Aggressive
--------------------------------------------------------------------------------

To Our Shareholders:

During the six months ended July 31, 2005 the total return of the Value Line Aggressive Income Trust was 2.39%. This showing underperformed the Lehman Brothers High Yield Index(1), a proxy for the overall high-yield market, which was up 3.01% over the same period.

The last six months have been somewhat volatile for the high yield markets and the yield spread at which the asset class trades above the Treasury market. When the rating agencies downgraded two of the major automakers in the spring, it created an exodus from the sector by some investors. This lead to spreads widening out from about 3% above Treasury yields at the beginning of the year to roughly 4.25% at the bottom of the market in the spring. Over the last few months, however, these spreads have narrowed to the 3.25% area. The recent optimism is due to the release of stronger economic data over the last few months, combined with low default rates. Standard & Poor's reported for the trailing-twelve-month period ending in July that its default rate was 2.13%, a level below the historical average and it forecast only a slight rise in this number over the coming year. While the U.S. economy is likely to grow at a solid 3.5% to 4.5% rate in the second half of 2005, we expect economic comparisons to become more difficult next year due to the lagging effects of the Federal Reserve's tighter monetary policy and the higher energy prices, which can act as a tax on consumers.

With the U.S. economy's growth likely to slow, we continue to focus our investments in the more liquid and stronger credits available in the high yield sector. During the past six months, we have continued to overweight our position in the energy-related sector as it currently accounts for roughly 25% of the fund's holdings. The large increase in oil and natural gas commodity prices again this year augurs well for continued strong earnings and cash flows by these companies. While these commodity prices can be volatile, we believe oil will stay above $50 a barrel in the foreseeable future given the strong global demand for these resources, especially in the developing countries of Asia. If this proves true, our investments in this sector should continue to perform well. Following the various energy segments, we have 5% to 6% weightings of the fund in the chemical, homebuilding, and food processing sectors. Preserving capital in difficult market environments, while allowing for an attractive dividend yield, remains our goal. Thank you for your continued investment with us.

                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President

September 7, 2005

--------------------------------------------------------------------------------
(1) The Lehman Brothers U.S. Corporate High Yield Index is representative of the broad based fixed-income market. It includes non-investment grade corporate bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index.


--------------------------------------------------------------------------------
2

                                              Value Line Aggressive Income Trust

Income Trust Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economic expansion is likely to move forward at a modest rate of 3%-4% during the latter stages of this year, a level of activity that should be sustained by healthy levels of construction spending and capital goods demand. Moreover, recent trends suggest that the economy will continue to grow at a stable 3%, or so, in 2006.

Helping to sustain this upturn in 2006 are likely to be solid levels of activity in the construction, industrial, and service sectors. Such growth will probably be accompanied by modest rates of inflation. The wild card in this equation, and one reason that we are not likely to see a higher level of business growth, is the surging price of oil. Should that pivotal commodity not stabilize in price over the next several months, the sustainability of the long economic expansion, as well as the prolonged period of comparative of price stability, would be threatened. The impact from Hurricane Katrina, and the devastation it has brought about, could also serve to constrain growth some what in certain sectors.

A continuing steady rate of gross domestic product growth and the accompanying stable rates of inflation that we expect would have positive ramifications for the financial markets. That's because this combination should allow the Federal Reserve Board to bring its cycle of monetary tightening to a close over the next several months--if not sooner--without undue harm to the lengthy economic and corporate earnings up cycles.


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 through July 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative cost of owning different funds.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         2/1/05
                                                          value            value           thru
                                                         2/1/05           7/31/05         7/31/05
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,023.90        $ 7.18
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,017.70        $ 7.15

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.43%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.


--------------------------------------------------------------------------------
4

                                              Value Line Aggressive Income Trust

Portfolio Highlights at July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Bond and Note Holdings

                                                                                    Par                         Percentage of
Issue                                                                              Value           Value         Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc., Senior Subordinated Notes, 7 7/8%, 5/15/11 ........    $1,250,000      $1,315,625           2.70%
Western Oil Sands, Inc., Secured Notes, 8 3/8%, 5/1/12 .....................     1,000,000       1,156,250           2.37
Bluewater Finance Ltd., Guaranteed Notes, 10 1/4%, 2/15/12 .................     1,000,000       1,080,000           2.22
USEC, Inc., Senior Notes, 6 5/8%, 1/20/06 ..................................     1,000,000         995,000           2.04
Allegheny Technologies, Inc., Notes, 8 3/8%, 12/15/11 ......................       800,000         840,000           1.72
Titan Corp. (The), Guaranteed Notes, 8%, 5/15/11 ...........................       750,000         825,000           1.69
General Maritime Corp., Senior Notes, 10%, 3/15/13 .........................       750,000         819,375           1.68
OM Group, Inc., Guaranteed Notes, 9 1/4%, 12/15/11 .........................       800,000         816,000           1.67
Premcor Refining Group, Senior Subordinated Notes, 7 3/4%, 2/1/12 ..........       750,000         811,875           1.67
Lone Star Technologies, Inc., Guaranteed Notes, Series "B", 9%, 6/1/11 .....       750,000         800,625           1.64

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

 [The following table was represented as a pie chart in the printed material.]

Bonds & Notes                                           83.6%
Cash & Other                                            10.2%
Common & Preferred Stocks                                6.2%

--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities

 [The following table was represented as a bar chart in the printed material.]

Energy                                                  23.8%
Consumer, Cyclical                                      19.6%
Industrial Materials                                    14.6%
Basic Materials                                         14.0%
Consumer, Non-Cyclical                                  13.1%
Financial Services                                       9.5%
Communications                                           3.1%
Technology                                               1.5%
Utilities                                                0.8%

--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES (2.6%)

              AIR TRANSPORT (0.4%)
 $  250,000   ExpressJet Holdings, Inc., 4 1/4%,
                (each note is convertible to
                54.9451 shares of Common
                Stock at any time) 8/1/23 .....................     $  213,437
                                                                    ----------
              GROCERY (1.0%)
    500,000   Wild Oats Markets, Inc., 3 1/4%,
                (each note is convertible to
                56.5099 shares of Common
                Stock at any time) 5/15/34(1) .................        483,750
                                                                    ----------
              RETAIL AUTOMOTIVE (0.2%)
    100,000   Pep Boys-Manny, Moe & Jack
                (The), 4 1/4%, (each note is
                convertible to 44.6484 shares
                of Common Stock at any
                time) 6/1/07 ..................................         96,625
                                                                    ----------
              TOBACCO (1.0%)
    500,000   Vector Group Ltd., 6 1/4%, (each
                note is convertible to 42.3279
                shares of Common Stock at any
                time) 7/15/08 .................................        490,000
                                                                    ----------
              TOTAL CONVERTIBLE
                BONDS & NOTES
                (Cost $1,268,665) .............................      1,283,812
                                                                    ==========
CORPORATE BONDS & NOTES (81.0%)

              AIR TRANSPORT (0.5%)
    250,000   Petroleum Helicopters, Inc.,
                Guaranteed Notes, Series "B",
                9 3/8%, 5/1/09 ................................        262,813
                                                                    ----------
              AUTO & TRUCK (0.7%)
    400,000   General Motors Corp.,
                Debentures, 8 1/4%, 7/15/23 ...................        358,000
                                                                    ----------
              CABLE TV (1.6%)
    750,000   MediaCom LLC, Senior Notes,
                9 1/2%, 1/15/13 ...............................        766,875
                                                                    ----------
              CHEMICAL -- DIVERSIFIED (1.1%)
    500,000   Equistar Chemicals L.P.,
                Guaranteed Notes,
                101/8%, 9/1/08 ................................        550,000
                                                                    ----------
              CHEMICAL -- SPECIALITY (4.1%)
    600,000   ARCO Chemical Co., Debentures,
                9.80%, 2/1/20 .................................        672,000
    800,000   OM Group, Inc., Guaranteed
                Notes, 9 1/4%, 12/15/11 .......................        816,000
    500,000   PolyOne Corp., Senior Notes,
                8 7/8%, 5/1/12 ................................        501,250
                                                                    ----------
                                                                     1,989,250
                                                                    ----------
              COAL (4.6%)
    750,000   Consolidation Coal, Notes, Series
                MTN, 8 1/4%, 6/1/07(1) ........................        786,213
    650,000   Massey Energy Co., Notes,
                6.95%, 3/1/07 .................................        664,625
    750,000   Massey Energy Co., Senior Notes,
                6 5/8%, 11/15/10 ..............................        774,375
                                                                    ----------
                                                                     2,225,213
                                                                    ----------
              COMPUTER SOFTWARE
              SERVICES (1.0%)
    500,000   Unisys Corp., Senior Notes,
                6 7/8%, 3/15/10 ...............................        495,000
                                                                    ----------
              DIVERSIFIED COMPANY (1.6%)
    500,000   Geon Co. (The), Debentures,
                7 1/2%, 12/15/15 ..............................        460,000
    300,000   W.H. Holdings Ltd., Senior Notes,
                9 1/2%, 4/1/11 ................................        321,000
                                                                    ----------
                                                                       781,000
                                                                    ----------
              DRUG (0.9%)
    500,000   Elan Finance PLC, Senior Notes,
                7 3/4%, 11/15/11(1) ...........................        435,000
                                                                    ----------
              ELECTRONICS (2.8%)
    500,000   Avnet, Inc., Notes,
                9 3/4%, 2/15/08 ...............................        555,000
    750,000   Titan Corp. (The), Guaranteed
                Notes, 8%, 5/15/11 ............................        825,000
                                                                    ----------
                                                                     1,380,000
                                                                    ----------
              ENTERTAINMENT (1.1%)
    500,000   Royal Caribbean Cruises Ltd.,
                Properties, Secured Notes,
                7 1/4%, 8/15/06 ...............................        512,500
                                                                    ----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                              Value Line Aggressive Income Trust

                                                                   July 31, 2005
--------------------------------------------------------------------------------

  Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
              FINANCIAL SERVICES (0.9%)
 $   43,000   IOS Capital, Inc., Notes,
                7 1/4%, 6/30/08 ...............................     $   44,209
    500,000   Vesta Insurance Group, Inc.,
                Debentures, 8 3/4%, 7/15/25 ...................        388,670
                                                                    ----------
                                                                       432,879
                                                                    ----------
              FOOD PROCESSING (4.3%)
    600,000   Chiquita Brands International,
                Inc., Senior Notes,
                7 1/2%, 11/1/14 ...............................        582,000
    325,000   Gold Kist, Inc., Guaranteed Notes,
                10 1/4%, 3/15/14 ..............................        367,656
    500,000   Land O' Lakes, Inc., Senior Notes,
                8 3/4%, 11/15/11 ..............................        525,000
    600,000   Smithfield Foods, Inc.,
                Senior Subordinated Notes,
                7 5/8%, 2/15/08 ...............................        627,000
                                                                    ----------
                                                                     2,101,656
                                                                    ----------
              GROCERY (1.0%)
    500,000   Delhaize America, Inc.,
                Guaranteed Notes,
                7 3/8%, 4/15/06 ...............................        509,640
                                                                    ----------
              HEALTHCARE INFORMATION
                SYSTEMS (1.3%)
    600,000   Rotech Healthcare, Inc.,
                Guaranteed Notes,
                9 1/2%, 4/1/12 ................................        645,000
                                                                    ----------
              HOME BUILDING (5.4%)
    500,000   Meritage Homes Corp.,
                Guaranteed Notes,
                9 3/4%, 6/1/11 ................................        537,500
    600,000   Ply Gem Industries, Inc., Senior
                Subordinated Notes,
                9%, 2/15/12 ...................................        525,000
    500,000   Technical Olympic USA, Inc.,
                Guaranteed Notes,
                10 3/8%, 7/1/12 ...............................        532,500
    500,000   Technical Olympic USA, Inc.,
                Subordinated Notes,
                7 1/2%, 3/15/11 ...............................        480,000
    500,000   William Lyon Homes, Inc.,
                Guaranteed Notes,
                10 3/4%, 4/1/13 .................................        553,750
                                                                    ----------
                                                                     2,628,750
                                                                    ----------
              HOTEL/GAMING (3.6%)
    600,000   American Casino & Entertainment
                Properties, Secured Notes,
                7.85%, 2/1/12 .................................        639,000
    500,000   Boyd Gaming Corp., Senior
                Subordinated Notes,
                6 3/4%, 4/15/14 ...............................        516,875
    500,000   Hilton Hotels Corp., Senior Notes,
                7 1/2, 12/15/17 ...............................        576,635
                                                                    ----------
                                                                     1,732,510
                                                                    ----------
              INSURANCE -- PROPERTY
                CASUALTY (1.1%)
    500,000   PXRE Capital Trust I, Pass Thru
                Securities, 8.85%, 2/1/27 .....................        518,461
                                                                    ----------
              MACHINERY (0.7%)
    325,000   JLG Industries, Inc., Senior
                Subordinated Notes,
                8 3/8%, 6/15/12 ...............................        344,500
                                                                    ----------
              MARITIME (3.0%)
    750,000   General Maritime Corp., Senior
                Notes, 10%, 3/15/13 ...........................        819,375
    600,000   GulfMark Offshore, Inc., Senior
                Notes, 7 3/4%, 7/15/14 ........................        636,750
                                                                    ----------
                                                                     1,456,125
                                                                    ----------
              MEDICAL SERVICES (1.1%)
    500,000   Res-Care, Inc., Guaranteed Notes,
                10 5/8%, 11/15/08 .............................        533,750
                                                                    ----------
              METAL FABRICATING (1.6%)
    750,000   Lone Star Technologies, Inc.,
                Guaranteed Notes, Series "B",
                9%, 6/1/11 ....................................        800,625
                                                                    ----------
              METALS & MINING (5.8%)
    500,000   Aleris International, Inc., Secured
                Notes, 10 3/8%, 10/15/10 ......................        551,250
    800,000   Allegheny Technologies, Inc.,
                Notes, 8 3/8%, 12/15/11 .......................        840,000
  1,000,000   USEC, Inc., Senior Notes,
                6 5/8%, 1/20/06 ...............................        995,000
    500,000   Wolverine Tube, Inc., Guaranteed
                Notes, 10 1/2%, 4/1/09 ........................        455,000
                                                                    ----------
                                                                     2,841,250
                                                                    ----------
See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Principal
    Amount                                                              Value
--------------------------------------------------------------------------------
              NATURAL GAS --
                DIVERSIFIED (2.7%)
 $1,250,000   Vintage Petroleum, Inc., Senior
                Subordinated Notes,
                7 7/8%, 5/15/11 ...............................      $1,315,625
                                                                     ----------
              OILFIELD SERVICES/
                EQUIPMENT (7.3%)
  1,000,000   Bluewater Finance Ltd.,
                Guaranteed Notes,
                10 1/4%, 2/15/12 ..............................       1,080,000
    316,000   Newpark Resources, Inc.,
                Guaranteed Notes, Series "B",
                8 5/8%, 12/15/07 ..............................         315,605
    600,000   Petroleum Geo-Services, Notes,
                10%, 11/5/10 ..................................         678,000
    610,000   Sonat, Inc., Notes, 7 5/8%, 7/15/11 .............         628,300
     34,000   Teekay Shipping Corp.,
                Guaranteed 1st Preferred
                Shipping Mortgage Notes,
                8.32%, 2/1/06 .................................          34,383
    750,000   TransMontaigne, Inc., Senior
                Subordinated Notes,
                9 1/8%, 6/1/10 ................................         798,750
                                                                     ----------
                                                                      3,535,038
                                                                     ----------
              PACKAGING & CONTAINER (1.3%)
    500,000   Pliant Corp., Senior Subordinated
                Notes, 13%, 6/1/10 ............................         405,000
    300,000   Tekni-Plex, Inc., Guaranteed
                Notes, 12 3/4%, 6/15/10 .......................         220,500
                                                                     ----------
                                                                        625,500
                                                                     ----------
              PETROLEUM -- INTEGRATED (1.7%)
    750,000   Premcor Refining Group, Senior
                Subordinated Notes,
                7 3/4%, 2/1/12 ................................         811,875
                                                                     ----------
              PETROLEUM -- PRODUCING (3.9%)
    700,000   Stone Energy Corp., Senior
                Subordinated Notes,
                8 1/4%, 12/15/11 ..............................         740,250
  1,000,000   Western Oil Sands, Inc., Secured
              Notes, 8 3/8%, 5/1/12 ...........................       1,156,250
                                                                     ----------
                                                                      1,896,500
                                                                     ----------
              R.E.I.T. (1.7%)
    250,000   Crescent Real Estate Equities,
                Senior Notes, 9 1/4%, 4/15/09 .................         266,250
    500,000   Senior Housing Properties Trust,
                Senior Notes, 8 5/8%, 1/15/12 .................         561,250
                                                                     ----------
                                                                        827,500
                                                                     ----------
              RETAIL -- SPECIAL LINES (3.6%)
    250,000   Blockbuster, Inc., Senior
                Subordinated Notes,
                9%, 9/1/12(1) .................................         226,875
    750,000   Broder Brothers, Co., Senior
                Notes, 11 1/4%, 10/15/10 ......................         738,750
    750,000   Phillips-Van Heusen Corp., Senior
                Notes, 7 1/4%, 2/15/11 ........................         789,375
                                                                     ----------
                                                                      1,755,000
                                                                     ----------
              RETAIL STORE (2.0%)
    410,000   Dillard's, Inc., Notes,
                7.85%, 10/1/12 ................................         428,450
    500,000   Dollar General Corp., Guaranteed
                Notes, 8 5/8%, 6/15/10 ........................         566,250
                                                                     ----------
                                                                        994,700
                                                                     ----------
              SHOE (1.6%)
    750,000   Payless ShoeSource, Inc.,
                Senior Subordinated Notes,
                8 1/4%, 8/1/13 ................................         792,188
                                                                     ----------
              STEEL (1.0%)
    421,000   United States Steel Corp., Senior
                Notes, 9 3/4%, 5/15/10 ........................         463,100
                                                                     ----------
              TELECOMMUNICATION
                SERVICES (2.2%)
    500,000   Alamosa Delaware, Inc., Senior
                Notes, 8 1/2%, 1/31/12 ........................         541,250
    500,000   Syniverse Technologies, Inc.,
                Guaranteed Notes, Series "B",
                12 3/4%, 2/1/09 ...............................         555,000
                                                                     ----------
                                                                      1,096,250
                                                                     ----------
              TRUCKING (1.1%)
    500,000   Roadway Corp., Guaranteed
                Notes, 8 1/4%, 12/1/08 ........................         543,740
                                                                     ----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                              Value Line Aggressive Income Trust

                                                                   July 31, 2005
--------------------------------------------------------------------------------

Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
              UNIVERSAL GOODS (1.1%)
$500,000      Sensient Technologies Corp.,
                Notes, 6 1/2%, 4/01/09 ........................     $  512,828
                                                                    ----------
              TOTAL CORPORATE
                BONDS & NOTES
                (Cost $37,822,680) ............................     39,470,641
                                                                    ==========

  Number
of Shares                                                              Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.8%)

              CHEMICAL -- DIVERSIFIED (0.4%)
      4,000   Huntsman Corporation, Par $50
                (each share is convertible to
                1.7674 shares of Common
                Stock @ $21.68) 5%, 2/16/08 ...................        199,000
                                                                    ----------
              MEDICAL SUPPLIES (0.4%)
      3,000   Baxter International, Inc., Par $50
                (each share is convertible to
                1.4011 shares of Common
                Stock @ $39.87) 7%, 2/16/06....................        168,960
                                                                    ----------
              TOTAL CONVERTIBLE
                PREFERRED STOCKS
                (Cost $308,990) ...............................        367,960
                                                                    ==========
PREFERRED STOCKS (0.5%)
              R.E.I.T. (0.5%)
     10,000   Health Care REIT, Inc.,
                Series "F", 7 5/8% ............................        254,100
                                                                    ----------
              TOTAL PREFERRED STOCKS
                (Cost $250,000) ...............................        254,100
                                                                    ==========
WARRANTS (0.0%)
              TELECOMMUNICATION
              SERVICES (0.0%)
      2,490   XO Communications, Inc., Series
                "A", Expiring 1/16/10(2) ......................            871
      1,868   XO Communications, Inc., Series
                "B", Expiring 1/16/10(2) ......................            514
      1,868   XO Communications, Inc., Series
                "C", Expiring 1/16/10(2) ......................            448
                                                                    ----------
              TOTAL WARRANTS
                (Cost $0) .....................................          1,833
                                                                    ==========
COMMON STOCKS (4.9%)
              AEROSPACE/DEFENSE (0.3%)
      3,300   United Industrial Corp. .........................     $  122,034
                                                                    ----------
              BIOTECHNOLOGY (0.1%)
     10,000   Savient Pharmaceuticals, Inc.(2) ................         45,000
                                                                    ----------
              COMPUTER & PERIPHERALS (0.3%)
     10,000   Identix, Inc.(2) ................................         53,900
     10,000   Quantum Corp.(2) ................................         27,800
     25,000   Silicon Graphics, Inc.(2) .......................         17,750
      8,000   Unisys Corp.(2) .................................         51,760
                                                                    ----------
                                                                       151,210
                                                                    ----------
              ELECTRICAL UTILITY --
                WEST (0.2%)
      5,000   Xcel Energy, Inc. ...............................         97,050
                                                                    ----------
              ELECTRONICS (0.1%)
      8,000   Bookham, Inc.(2) ................................         25,360
     10,000   Valence Technology, Inc.(2) .....................         31,100
                                                                    ----------
                                                                        56,460
                                                                    ----------
              ENVIRONMENTAL (0.0%)
      5,000   Perma-Fix Environmental
                Services, Inc.(2) .............................          9,450
                                                                    ----------
              INSURANCE -- LIFE (0.2%)
      6,000   Phoenix Companies, Inc. (The) ...................         75,600
                                                                    ----------
              NATURAL GAS --
                DISTRIBUTION (1.2%)
      5,000   Nicor Inc. ......................................        204,100
      4,000   Northern Border Partners L.P. ...................        202,600
      8,000   SEMCO Energy, Inc.(2) ...........................         53,840
      4,000   Vintage Petroleum, Inc. .........................        140,520
                                                                    ----------
                                                                       601,060
                                                                    ----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Number
of Shares                                                             Value
--------------------------------------------------------------------------------
              PETROLEUM -- INTEGRATED (1.2%)
      4,000   Marathon Oil Corp. ..............................     $  233,440
     15,000   Pengrowth Energy Trust,
                Class "A" .....................................        351,000
                                                                   -----------
                                                                       584,440
                                                                   -----------
              PRECIOUS METALS (0.2%)
      5,000   Agnico-Eagle Mines Ltd. .........................         61,100
     12,000   Coeur d'Alene Mines Corp.(2) ....................         42,600
                                                                   -----------
                                                                       103,700
                                                                   -----------
              R.E.I.T. (0.9%)
     10,000   Crescent Real Estate Equities Co.                        195,200
     15,000   GMH Communities Trust ...........................        224,850
                                                                   -----------
                                                                       420,050
                                                                   -----------
              RECREATION (0.0%)
      4,000   Meade Instruments Corp.(2) ......................         10,440
                                                                   -----------
              SEMICONDUCTOR (0.1%)
     10,000   ANADIGICS, Inc.(2) ..............................         25,100
                                                                   -----------
              TELECOMMUNICATION
                EQUIPMENT (0.0%)
      5,000   Captaris, Inc.(2) ...............................         18,350
                                                                   -----------
              WIRELESS NETWORKING (0.1%)
      5,000   Alvarion Ltd.(2) ................................         47,600
                                                                   -----------
              TOTAL COMMON STOCKS
                (Cost $1,975,953) .............................      2,367,544
                                                                   ===========
              TOTAL INVESTMENT
                SECURITIES (89.8%)
                (Cost $41,626,288) ............................     43,745,890
                                                                   ===========

Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (8.4%)
(including accrued interest)
$ 1,800,000   Collateralized by $1,810,000
                U.S. Treasury Bonds 4.25%
                due 11/15/13, with a value
                of $1,839,253 (with Morgan
                Stanley Dean Witter & Co.,
                3.21%, dated 7/29/05, due
                8/1/05 delivery value
                $1,800,482) ...................................    $ 1,800,482
  2,300,000   Collateralized by $1,685,000
                U.S. Treasury Bonds 7.50%
                due 11/15/24, with a value
                of $2,363,693 (with UBS
                Warburg LLC., 3.21%, dated
                7/29/05, due 8/1/05 delivery
                value $2,300,615) .............................      2,300,615
                                                                   -----------
                TOTAL REPURCHASE
                  AGREEMENTS
                  (Cost $4,101,097) ...........................      4,101,097
                                                                   -----------
CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (1.8%) ................................        891,928
                                                                   -----------
NET ASSETS (100.0%) ...........................................    $48,738,915
                                                                   ===========
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE,
  PER OUTSTANDING SHARE
  ($48,738,915 [divided by] 9,519,809
  shares of beneficial interest
  outstanding) ................................................    $      5.12
                                                                   ===========

(1)   144A Security where certain conditions for public sale may exist.
(2)   Non-income producing security.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                              Value Line Aggressive Income Trust

Statement of Assets and Liabilities
at July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                (In thousands
                                                               except per share
                                                                   amount)
                                                               ----------------
Assets:
Investment securities, at value
   (Cost -- $41,626) ........................................    $  43,746
Repurchase agreements
   (Cost -- $4,101) .........................................        4,101
Cash ........................................................           76
Interest receivable .........................................          895
Prepaid expense .............................................           57
Receivable for trust shares sold ............................           47
Dividends receivable ........................................           17
                                                                 ---------
     Total Assets ...........................................       48,939
                                                                 ---------
Liabilities:
Dividends payable to shareholders ...........................           58
Payable for trust shares repurchased ........................           24
Accrued expenses:
   Advisory fee .............................................           31
   Service and distribution plan fees payable ...............           10
   Other ....................................................           77
                                                                 ---------
     Total Liabilities ......................................          200
                                                                 ---------
Net Assets ..................................................    $  48,739
                                                                 =========
Net Assets
Shares of beneficial interest, at $.01 par
   value (authorized unlimited, outstanding
   9,519,809) ...............................................    $      95
Additional paid-in capital ..................................      111,654
Distributions in excess of net
   investment income ........................................          (22)
Accumulated net realized loss
   on investments ...........................................      (65,108)
Unrealized net appreciation of investments ..................        2,120
                                                                 ---------
Net Assets ..................................................    $  48,739
                                                                 =========
Net Asset Value, Offering and Redemption
   Price, per Outstanding Share
   ($48,738,915 [divided by] 9,519,809 shares of
   beneficial interest outstanding) .........................    $    5.12
                                                                 =========
Statement of Operations
for the Six Months Ended July 31, 2005 (unaudited)
------------------------------------------------------------------------------

                                                              (In thousands)
                                                              --------------
Investment Income:
Dividends (net of withholding taxes of $3) ..................    $     118
Interest (net of withholding taxes of $2) ...................        1,857
                                                                 ---------
   Total Income .............................................        1,975
                                                                 ---------
Expenses:
Advisory fee ................................................          191
Service and distribution plan fee ...........................           64
Audit and legal fees ........................................           28
Transfer agent fees .........................................           24
Printing ....................................................           16
Custodian fees ..............................................           11
Trustees' fees and expenses .................................           10
Quote charge ................................................            7
Insurance and other .........................................            7
Postage .....................................................            6
                                                                 ---------
   Total expenses before custody credits ....................          364
   Less: custody credits ....................................           (1)
                                                                 ---------
   Net Expenses .............................................          363
                                                                 ---------
Net Investment Income .......................................        1,612
                                                                 ---------
Realized and Unrealized Gain (Loss)
   on Investments:
   Net realized gain ........................................          755
   Change in Net Unrealized Appreciation ....................       (1,231)
                                                                 ---------
Net Realized Gain and Change in
   Net Unrealized Appreciation
   on Investments ...........................................         (476)
                                                                 ---------
Net Increase in Net Assets
   from Operations ..........................................    $   1,136
                                                                 =========


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Statement of Changes in Net Assets for the
Six Months Ended July 31, 2005 (unaudited)
and for the Year Ended January 31, 2005
--------------------------------------------------------------------------------

                                                                 Six Months Ended     Year Ended
                                                                  July 31, 2005       January 31,
                                                                   (unaudited)           2005
                                                                  ------------------------------
                                                                          (In thousands)
Operations:
 Net investment income .....................................         $  1,612          $  3,829
 Net realized gain on investments ..........................              755               532
 Change in net unrealized appreciation (depreciation) ......           (1,231)              544
                                                                     --------------------------
   Net increase in net assets from operations ..............            1,136             4,905
                                                                     --------------------------
Distributions to Shareholders:
 Net investment income .....................................           (1,612)           (3,827)
                                                                     --------------------------
Trust Share Transactions:
 Net proceeds from sale of shares ..........................            2,409            16,048
 Proceeds from reinvestment of distributions to shareholders            1,242             3,044
                                                                     --------------------------
                                                                        3,651            19,092
 Cost of shares repurchased ................................          (14,355)          (24,352)
                                                                     --------------------------
 Net decrease in net assets from share transactions ........          (10,704)           (5,260)
                                                                     --------------------------
Total Decrease in Net Asset ................................          (11,180)           (4,182)

Net Assets:
 Beginning of period .......................................           59,919            64,101
                                                                     --------------------------
 End of period .............................................         $ 48,739          $ 59,919
                                                                     ==========================
Distributions in excess of net investment income ...........         $    (22)         $    (22)
                                                                     ==========================


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                              Value Line Aggressive Income Trust

Notes to Financial Statements (unaudited)                          July 31, 2005
--------------------------------------------------------------------------------

1.  Significant Accounting Policies

Value Line Aggressive Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high-yield fixed-income securities. As a secondary investment objective, the Trust will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers' inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. The Trustees have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock exchange valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine. In addition, the Trust may use the fair value of a security when the closing price on the primary exchange where the security is traded no longer reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer. Short term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

(B) Repurchase Agreements. In connection with repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Distributions. It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

(D) Federal Income Taxes. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(E) Representations and Indemnifications. In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that maybe made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

(F) Investments. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis.

(G) Redemption Fees. The Trust charges a 1% redemption fee on shares held for less than 120 days. Such fees are retained by the Trust and accounted for as paid in capital.

2. Trust Share Transactions

Transactions in shares of beneficial interest in the Trust were as follows:

                                                  Six Months
                                                     Ended           Year
                                                    July 31,        Ended
                                                      2005        January 31,
                                                  (unaudited)        2005
                                                  ----------------------------
Shares sold ........................                 472             3,195
Shares issued to shareholders
   in reinvestment of
   dividends .......................                 245               602
                                                  ------------------------
                                                     717             3,797
Shares repurchased .................              (2,816)           (4,853)
                                                  ------------------------
Net increase (decrease) ............              (2,099)           (1,056)
                                                  ========================

Redemption fees of $7,692 and $59,541 were retained by the Trust for the six months ended July 31, 2005 and the year ended January 31, 2005, respectively.

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                           Six Months Ended
                                                            July 31, 2005
                                                             (unaudited)
                                                           ----------------
                                                            (in thousands)
Purchases:
   Investment Securities ...........................            $ 6,049
                                                                =======
Sales:
   Investment Securities ...........................            $16,404
                                                                =======


--------------------------------------------------------------------------------
14

                                              Value Line Aggressive Income Trust

                                                                  July 31, 2005
--------------------------------------------------------------------------------

4. Income Taxes (unaudited)

At July 31, 2005, information on the tax components of capital is as follows:

                                                                 (in thousands)
                                                                 --------------
Cost of investments for tax purposes .....................          $ 45,727
                                                                    ========
Gross tax unrealized appreciation ........................          $  2,720
Gross tax unrealized depreciation ........................          $   (600)
                                                                    --------
Net tax unrealized appreciation
   on investments ........................................          $  2,120
                                                                    ========
Capital loss carryforward, expires
   January 31, 2007 ......................................          $ (1,007)
Capital loss carryforward, expires
   January 31, 2008 ......................................           (17,496)
Capital loss carryforward, expires
   January 31, 2009 ......................................           (20,923)
Capital loss carryforward, expires
   January 31, 2010 ......................................           (20,654)
Capital loss carryforward, expires
   January 31, 2011 ......................................            (5,625)
                                                                    --------
Capital loss carryforward, at
   January 31, 2005 ......................................          $(65,705)
                                                                    ========

During the year ended January 31, 2005, as permitted under Federal income tax regulation, the Trust elected to defer $159,658 of post-October net capital losses to the next taxable year.

To the extent future capital gains are offset by capital losses, the Trust does not anticipate distributing any such gains to the shareholders.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond premiums and income from limited partnerships.

5. Investment Advisory Contract, Management Fees and Transactions With
   Affiliates

An advisory fee of $190,921 was paid or payable to Value Line, Inc., the Trust's investment adviser, (the "Adviser"), for the six months ended July 31, 2005. This was computed at an annual rate of 0.75 of 1% per year on the first $100 million of the Trust's average daily net assets for the year, and 0.50 of 1% on the average daily net assets in excess thereof. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Trust's Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor") for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $63,640 were paid or payable to the Distributor under this Plan for the six months ended July 31, 2005.

For the six months ended July 31, 2005, the Trust's expenses were reduced by $1,421 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Trust's distributor and a registered broker/dealer), are also officers and a Trustee of the Trust. At July 31, 2005, the Adviser and certain officers and Trustees owned 2,405 shares of beneficial interest in the Trust, representing .025% of the outstanding shares.


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each year:

                                                          Six Months
                                                             Ended
                                                         July 31, 2005
                                                          (unaudited)
                                                         -------------
Net asset value, beginning
 of period ........................................        $     5.16
                                                           ----------
Income from investment
 operations:
 Net investment income ............................              0.18
 Net gains or losses on securities
   (both realized and unrealized) .................             (0.04)
                                                           ----------
 Total from investment operations .................              0.14
                                                           ----------
 Redemption fees ..................................                --
                                                           ----------
Less distributions:
 Dividends from net
   investment income ..............................             (0.18)
                                                           ----------
Net asset value, end of period ....................        $     5.12
                                                           ==========
Total return ......................................              2.39%(4)
                                                           ==========
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands) ...................................        $   48,739
Ratio of expenses to average
 net assets .......................................              1.43%(2)(3)
Ratio of net investment income to
 average net assets ...............................              6.33%(3)
Portfolio turnover rate ...........................                13%(4)

                                                                          Years Ended January 31,
                                            -----------------------------------------------------------------------------------
                                                2005              2004              2003              2002              2001
                                            -----------------------------------------------------------------------------------
Net asset value, beginning
 of period ..............................   $      5.06       $      4.35       $      4.74       $      5.24       $      7.22
                                            -----------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income ..................          0.33              0.34              0.41              0.49(1)           0.66
 Net gains or losses on securities
  (both realized and unrealized) ........          0.09              0.70             (0.40)            (0.50)(1)         (1.98)
                                            -----------------------------------------------------------------------------------
 Total from investment operations .......          0.42              1.04              0.01             (0.01)            (1.32)
                                            -----------------------------------------------------------------------------------
 Redemption fees ........................          0.01              0.01              0.01                --                --
                                            -----------------------------------------------------------------------------------
Less distributions:
 Dividends from net
   investment income ....................         (0.33)            (0.34)            (0.41)            (0.49)            (0.66)
                                            -----------------------------------------------------------------------------------
Net asset value, end of period ..........   $      5.16       $      5.06       $      4.35       $      4.74       $      5.24
                                            ===================================================================================
Total return ............................          8.55%            25.01%             0.40%            (0.12)%          (19.14)%
                                            ===================================================================================
Ratios/Supplemental Data:
Net assets, end of period
(in thousands) ..........................   $    59,919       $    64,101       $    53,006       $    95,921       $   116,924
Ratio of expenses to average
 net assets .............................          1.39%(2)          1.43%(2)          1.37%(2)          1.23%(2)          1.04%(2)
Ratio of net investment income to
 average net assets .....................          6.28%             6.98%             9.12%             9.72%(1)         10.61%
Portfolio turnover rate .................            69%               76%               59%              140%              184%

(1) As required, effective February 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January 31, 2002, on net investment income and net realized and unrealized gains and losses was less than $.01 per share. The effect of this change was to decrease the ratio of net investment income to average net assets from 9.79% to 9.72%. Per share and ratios for the year prior to February 1, 2001 have not been restated to reflect this change in accounting policy.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets, net of custody credits would have been 1.42% for the six months ended July 31, 2005, 1.24% for the year ended January 31, 2002 and would not have changed for the years ended January 31, 2005, January 31, 2004, January 31, 2003 and January 31, 2001.

(3)   Annualized

(4)   Not Annualized


See Notes to Financial Statements.
--------------------------------------------------------------------------------
16

                                              Value Line Aggressive Income Trust

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Factors Considered by the Independent Trustees
in Approving the Agreement (unaudited)
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that the Fund's Agreement be approved annually by both the Board of Trustees (collectively "the Trustees") and a majority of the Trustees who are not affiliated with Value Line, Inc. the Fund's investment adviser ("Value Line") (the "Independent Trustees") voting separately. The Trustees have determined that the terms of the Fund's investment advisory agreement (the "Agreement") are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Trustees met in executive sessions separately from the Interested Trustees of the Fund and any officers of Value Line.

Both in meetings specifically addressed to renewal of the Agreement and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to Value Line's investment and management services under the Agreement. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the allocation of the Fund's brokerage, and (vi) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics, and the structure and responsibilities of Value Line's compliance department.

As part of the review of the Agreement, the Independent Trustees requested and Value Line provided additional information in order to evaluate the quality of Value Line's services and the reasonableness of the fee under the Agreement. Among other items, this information included data or analyses of (1) management and other fees incurred by a peer group of funds selected by an independent evaluation service (the "Peer Group"), (2) expense ratios for the Fund and the Peer Group, (3) the investment performance for the Fund and its Peer Group, (4) Value Line's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (5) investment management staffing, and (6) the potential for achieving further economies of scale.

The following summarizes matters considered by the Trustees in connection with their renewal of the Agreement. However, the Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Compliance and Investment Performance. The Trustees determined that Value Line had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance, as well as the Fund's performance compared to both the performance of a peer group and the results of an index. The Fund outperformed its Peer Group average for the one-year and three-year periods ended December 31, 2004. Although the Fund underperformed its Peer Group for the five-year and 10-year periods ended December 31, 2004, the Trustees concluded that the Fund's overall performance supported the continuation of the Agreement.

Value Line's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also engaged in discussions with senior management of Value Line responsible for investment operations. The Trustees


--------------------------------------------------------------------------------
18

                                              Value Line Aggressive Income Trust

Factors Considered by the Independent Trustees
in Approving the Agreement (unaudited)
--------------------------------------------------------------------------------

concluded that Value Line has the quality and depth of personnel and the well-developed methods essential to performing its duties under the Agreement.

Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund. The Trustees also considered the nature and extent of the other services provided by Value Line's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

Management Fee and Expenses. The Trustees considered Value Line's fee under the Agreement relative to the management fees charged by the Peer Group. Although the Fund's management fee was higher than the average management fee of the Peer Group, the Trustees concluded that the Adviser's fee was reasonable in light of the services and expertise provided to the Fund by the Adviser's management team and the Adviser's proprietary ranking system. While the total expenses of the Fund exceeded the average expenses of the Peer Group, the Board concluded that the Fund's expense ratio reflects the smaller size of the Fund relative to the other funds in its Peer Group as well as the fact that the majority of the funds in its Peer Group did not have rule 12b-1 plans.

Profitability. The Trustees considered the level of Value Line's profits with respect to the management of the Fund. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund. The Trustees concluded that Value Line's profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Trustees noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund.

Other Benefits to Value Line. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Agreement, and by the Fund's shareholders for services provided by Value Line and affiliates.

Conclusion. The Trustees, in light of Value Line's overall performance, considered it appropriate to continue to retain the management services of Value Line. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Agreement with the Fund is fair and reasonable and voted to approve the continuation of the Agreement for another year.


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 14 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              Principal
                                                              Occupation                        Other
                                                Length of     During the                        Directorships
Name, Address, and Age     Position             Time Served   Past 5 Years                      Held by Director
-----------------------------------------------------------------------------------------------------------------
Interested Directors*
---------------------
Jean Bernhard Buttner      Chairman of the      Since 1987    Chairman, President and Chief     Value Line, Inc.
Age 70                     Board of Directors                 Executive Officer of Value Line,
                           and President                      Inc. (the "Adviser") and Value
                                                              Line Publishing, Inc. Chairman
                                                              and President of each of the 15
                                                              Value Line Funds and Value
                                                              Line Securities, Inc. (the
                                                              "Distributor").
-----------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive:            None
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker).
Age 70
-----------------------------------------------------------------------------------------------------------------
Non-Interested Directors*
-------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic              None
1611 Cold Spring Rd.                                          Search Consultation Service,
Williamstown, MA 01267                                        Inc.; Trustee Emeritus and
Age 81                                                        Chairman (1993-1994) of
                                                              the Board of Trustees of Duke
                                                              University; President Emeritus,
                                                              Williams College.
-----------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,         None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 64
-----------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 2000    Professor of History,             Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to         Insurance
Williamstown, MA 01267                                        present. President Emeritus       Company of
Age 74                                                        since 1994 and President,         America
                                                              1985-1994; Chairman
                                                              (1993-1997) and Interim
                                                              President (2002) of the American
                                                              Council of Learned Societies.


--------------------------------------------------------------------------------
20

                                              Value Line Aggressive Income Trust

Management of the Fund
--------------------------------------------------------------------------------

                                                                  Principal
                                                                  Occupation                           Other
                                                    Length of     During the                           Directorships
Name, Address, and Age       Position               Time Served   Past 5 Years                         Held by Director
--------------------------------------------------------------------------------------------------------------------------
David H. Porter              Director               Since 1997    Visiting Professor of Classics,      None
5 Birch Run Drive                                                 Williams College, since 1999;
Saratoga Springs, NY 12866                                        President Emeritus, Skidmore
Age 69                                                            College since 1999 and President,
                                                                   1987-1998.
--------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director               Since 1987    Chairman, Institute for Political    A. Schulman Inc.
169 Pompano St.                                                   Economy.                             (plastics)
Panama City Beach, FL 32413
Age 66
--------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director               Since 1996    Senior Financial Advisor,            None
1409 Beaumont Drive                                               Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                                since April 1, 2004; Senior
Age 56                                                            Financial Advisor, Hawthorne,
                                                                   2001-2004.
--------------------------------------------------------------------------------------------------------------------------
Officers
--------
Bradley Brooks               Vice President         Since 2001    Portfolio Manager with
Age 43                                                            the Adviser.
--------------------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,        Since 1994    Director, Vice President and
Age 47                       Secretary and                        Compliance Officer of the
                             Treasurer                            Adviser. Director and Vice
                                                                  President of the Distributor. Vice
                                                                  President, Secretary, Treasurer
                                                                  and Chief Compliance Officer of
                                                                  each of the 14 Value Line Funds.
--------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Secretary/   Since 2005    Director, Vice President and
Age 51                       Assistant Treasurer                  Secretary of the Adviser. Director
                                                                  and Vice President of the
                                                                  Distributor.
--------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


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                                                                              21

Value Line Aggressive Income Trust

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22

                                              Value Line Aggressive Income Trust

--------------------------------------------------------------------------------


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--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830

DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Marion N. Ruth
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Bradley Brooks
                    Vice President
                    David T. Henigson
                    Vice President
                    Secretary/Treasurer
                    Howard A. Brecher
                    Assistant Secretary/
                    Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                         #533551

Item 2. Code of Ethics

      Not Applicable

Item 3. Audit Committee Financial Expert.

      Not Applicable

Item 4. Principal Accountant Fees and Services

      Not Applicable


Item 11. Controls and Procedures.

      Not Applicable

Item 12. Exhibits.

      (a)   Not Applicable

      (b)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By  /s/ Jean B. Buttner
    ------------------------------------
    Jean B. Buttner, President


Date: 09/30/2005
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jean B. Buttner
    ------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By: /s/ David T. Henigson
    ------------------------------------
    David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: 09/30/2005
     ----------------------